SEGMENT INFORMATION - Information about profit or loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEGMENT INFORMATION
Net revenue	¥ 10,322,068	¥ 9,782,448	¥ 9,268,101
Cost of revenue	(8,099,439)	(7,831,222)	(7,316,603)
Income tax (expenses) benefits	156,053	(15,577)	276,235
Net loss from continuing operations	(770,912)	(3,926,017)	(1,104,553)
Plus (deduct):
Depreciation and amortization	3,243,004	3,368,474	3,120,302
Impairment losses of long-lived assets	0	3,013,416	12,759
Interest income	89,780	94,008	42,231
Interest expenses	1,924,631	1,936,537	1,878,155
Other information:
(Loss) gain from equity method investment	(347)	110	(9,934)
Service revenue
SEGMENT INFORMATION
Net revenue	10,321,888	9,781,884	9,260,361
Equipment sales
SEGMENT INFORMATION
Net revenue	180	564	7,740
Design, build-out and operation of data centers
SEGMENT INFORMATION
Net revenue from external customers	10,287,664	9,780,764	9,268,101
Net revenue	10,322,068	9,782,448	9,268,101
Cost of revenue	(8,099,439)	(7,831,222)	(7,316,603)
Operating expenses (Note i)	(1,070,636)	(4,158,447)	(1,238,264)
Other segment items (Note ii)	(1,766,852)	(1,734,373)	(1,541,552)
Income tax (expenses) benefits	(156,053)	15,577	(276,235)
Net loss from continuing operations	¥ (770,912)	¥ (3,926,017)	¥ (1,104,553)
Note to other segment items	Other segment items include interest income, interest expenses, foreign currency exchange (loss) gain, net, government grants, gain from purchase price adjustment and others, net.	Other segment items include interest income, interest expenses, foreign currency exchange (loss) gain, net, government grants, gain from purchase price adjustment and others, net.	Other segment items include interest income, interest expenses, foreign currency exchange (loss) gain, net, government grants, gain from purchase price adjustment and others, net.
Plus (deduct):
Depreciation and amortization	¥ 3,243,004	¥ 3,368,474	¥ 3,120,302
Impairment losses of long-lived assets		3,013,416	12,759
Interest income	(89,780)	(94,008)	(42,231)
Interest expenses	1,924,631	1,936,537	1,878,155
Other adjustments (Note iii)	569,493	434,602	469,292
Adjusted EBITDA	4,876,436	4,733,004	4,333,724
Other information:
(Loss) gain from equity method investment	(347)	110	(9,934)
Design, build-out and operation of data centers | Service revenue
SEGMENT INFORMATION
Net revenue from external customers	10,287,484	9,780,200	9,260,361
Net revenue from discontinued operations	34,404	1,684
Design, build-out and operation of data centers | Equipment sales
SEGMENT INFORMATION
Net revenue from external customers	¥ 180	¥ 564	¥ 7,740